Intangible Assets - Accumulated Amortization (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Changes in intangible assets
Intangible assets and goodwill at beginning of period		$ 72,455	$ 65,036
Amortisation for the year		(10,496)	(11,360)	$ (10,881)
Intangible assets and goodwill at end of period	$ 123,228	85,471	72,455	65,036
Accumulated Amortization
Changes in intangible assets
Intangible assets and goodwill at beginning of period		(122,988)	(117,418)	(108,263)
Amortisation for the year		(10,496)	(11,360)	(10,881)
Disposals		1,024	5,790	1,726
Intangible assets and goodwill at end of period		(132,460)	(122,988)	(117,418)
Goodwill
Changes in intangible assets
Intangible assets and goodwill at beginning of period		16,714	16,714
Intangible assets and goodwill at end of period		16,714	16,714	16,714
Intangible assets arising from business combinations
Changes in intangible assets
Intangible assets and goodwill at beginning of period		16,696	18,981
Intangible assets and goodwill at end of period		16,696	16,696	18,981
Intangible assets arising from business combinations | Accumulated Amortization
Changes in intangible assets
Intangible assets and goodwill at beginning of period		(39,553)	(37,268)	(34,982)
Amortisation for the year			(2,285)	(2,286)
Intangible assets and goodwill at end of period		(39,553)	(39,553)	(37,268)
Software or computer programs
Changes in intangible assets
Intangible assets and goodwill at beginning of period		39,045	29,341
Intangible assets and goodwill at end of period		52,061	39,045	29,341
Software or computer programs | Accumulated Amortization
Changes in intangible assets
Intangible assets and goodwill at beginning of period		(83,435)	(80,150)	(73,281)
Amortisation for the year		(10,496)	(9,075)	(8,595)
Disposals		1,024	5,790	1,726
Intangible assets and goodwill at end of period		$ (92,907)	$ (83,435)	$ (80,150)